Common Shares - Authorized Capital (Detail)	Dec. 31, 2025 EUR (€)
Disclosure of classes of share capital [line items]
Authorized capital	€ 2,493,000,000
May be excluded pursuant to Section 186 (3) sentence 4 of the Stock Corporation Act and may be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights
Disclosure of classes of share capital [line items]
Authorized capital	498,000,000
May be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights.
Disclosure of classes of share capital [line items]
Authorized capital	€ 1,995,000,000